Shareholder Report, Average Annual Return (Details) 190148_Angel Oak UltraShort Income Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	93 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.13%	3.08%	2.96%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)	2.10%
Bloomberg Short Treasury: 9-12 Months Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury: 9-12 Months Index
Average Annual Return, Percent	4.32%	2.83%	2.61%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent	4.37%	3.18%	2.76%